Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss for the year	$ (30,066)	$ (34,240)
Adjustments for the following items:
Depletion and amortization	7,973	13,338
Income tax expense (recovery)	(1,002)	1,958
Accretion and decommissioning costs	166	210
Share-based payments	4,221	3,721
Unrealized gain on non-current assets		(17)
Provision on other long-term liabilities	1	50
Deferred costs on convertible loans		745
Deferred costs on convertible debenture	18	62
Deferred revenue		25,000
Non-cash transaction costs		899
Cash received from alternative minimum tax credits		344
Changes in bond on decommissioning costs	(83)	485
Net charges on post-employment benefit obligations	732	170
Loss on derivative instruments	713	3,982
Gain on derivative warrant liability		(46)
Total adjustments	(17,327)	16,661
Changes in non-cash working capital items:
Trade and other receivables	510	2,443
Inventories	(910)	(362)
Prepaid expenses	(286)	(58)
Trade and other payables	(908)	(4,541)
Net cash generated from (used in) operating activities	(18,921)	14,143
Investing activities
Expenditures on property, plant and equipment	(11,571)	(11,554)
Development costs on Relief Canyon Mine	(58,929)	(22,775)
Cash received from joint venture agreement		15,000
San Felipe property option payments		(2,250)
Investment in convertible loan receivable		(800)
Cash from acquisition of Pershing Gold Corporation		241
Net cash used in investing activities	(70,500)	(22,138)
Financing activities
Repayments to Glencore pre-payment facility	(2,740)	(5,508)
Lease payments	(3,353)	(284)
Financing from convertible debenture		10,000
Share issuance from private placement		9,609
Share issuance from subscription agreement		7,371
At-the-market offering	14,276
May bought deal public offering	19,315
September bought deal public offering	28,040
Loan payable	3,800
Government loan	4,499
Promissory note	5,000
Proceeds from exercise of options and warrants	149	3,188
Contribution from non-controlling interests	4,987
Net cash generated from financing activities	73,973	24,376
Effect of foreign exchange rate changes on cash	155	153
Increase (decrease) in cash and cash equivalents	(15,293)	16,534
Cash and cash equivalents, beginning of year	19,998	3,464
Cash and cash equivalents, end of year	4,705	19,998
Interest paid during the year	$ 1,624	$ 1,148